As filed with the Securities and Exchange Commission on December 30, 2015
File Nos.    33-37459
811-6200

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 125	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 129	☒

Schwab Investments
(Exact Name of Registrant as Specified in Charter)

211 Main Street
San Francisco, California 94105
(Address of Principal Executive Offices)
(800) 648-5300
(Registrant’s Telephone Number, including Area Code)

Marie Chandoha
211 Main Street
San Francisco, California 94105
(Name and Address of Agent for Service)

Copies of communications to:
Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006	John M. Loder, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600	David J. Lekich, Esq. Charles Schwab Investment Management, Inc. 211 Main Street SF211MN-05-491 San Francisco, CA 94105

It is proposed that this filing will become effective (check appropriate box):
☒	Immediately upon filing pursuant to paragraph (b)
□	On (date), pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	On (date), pursuant to paragraph (a)(1)
□	75 days after filing pursuant to paragraph (a)(2)
□	On (date), pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
□	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the 1933 Act), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 125 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 125 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 30th day of December, 2015.
SCHWAB INVESTMENTS
Registrant

Charles R. Schwab*
Charles R. Schwab, Chairman and Trustee
Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 125 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 30th day of December, 2015.
Signature	Title
Charles R. Schwab* Charles R. Schwab	Chairman and Trustee
Walter W. Bettinger, II* Walter W. Bettinger, II	Trustee
John F. Cogan* John F. Cogan	Trustee
David L. Mahoney* David L. Mahoney	Trustee
Kiran M. Patel* Kiran M. Patel	Trustee
Charles A. Ruffel* Charles A. Ruffel	Trustee
Gerald B. Smith* Gerald B. Smith	Trustee
Joseph H. Wender* Joseph H. Wender	Trustee
Marie Chandoha* Marie Chandoha	President and Chief Executive Officer
George Pereira* George Pereira	Treasurer and Principal Financial Officer

*By:	/s/ Douglas P. Dick Douglas P. Dick, Attorney-in-Fact Pursuant to Power of Attorney

EXHIBIT INDEX
EX-101.INS	XBRL Taxonomy Instance Document
EX-101.SCH	XBRL Taxonomy Schema Document
EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Label Linkbase Document
EX-101.PRE	XBRL Taxonomy Presentation Linkbase Document